Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK SOVEREIGN BOND FUND
Entity Central Index Key	0000045288
Document Period End Date	May 31, 2024